NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
Schedule of Notes Payable

	September 30, 2015	December 31, 2014
Current notes payable:
January 2015 Non-Convertible Debenture	$45,866	$-
February 2014 Convertible Debenture	-	330,000
July 2015 Debenture (Amended August 2014 Debenture)	73,200	40,000
Total current notes payable	119,066	370,000
Less: Debt discount, net of accretion (current)	-	(55,982)
	$119,066	$314,018

Long-term notes-payable
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount, net of accretion (long-term)	-	(67,726)
	$-	$24,274

Current notes payable	2014	2013
December 2013 Debenture	$-	$350,000
February 2014 Convertible Debenture	330,000	-
August 2014 Debenture	40,000	-
January 2013 Debenture-non related party	-	20,000
Total current notes payable	370,000	370,000
Less: Debt discount, net of accretion (current)	(55,982)	-
	$314,018	$370,000

Long-term notes -payable
September 2014 Convertible Debenture	$92,000	$-
Less: Debt discount, net of accretion (long-term)	(67,726)	-
	$24,274	$-

Fair value of warrants
September 30, 2015
Expected terms (in years)	5.00
Expected volatility	101 - 119%
Risk-free interest rate	1.37 – 1.58%
Dividend yield	-

Outstanding convertible debentures
	September 30, 2015	December 31, 2014

Investor 1 - July 27, 2015	$500,000	$-
Investor 1 - September 30, 2015	100,000	-
Investor 2 - August 25, 2015	500,000	-
Investor 2 - September 21, 2015	100,000	-
Investor 3 - September 30, 2015	125,000	-
Sub-total of gross proceeds received	1,325,000	-
Plus: Original issue discount	132,500	-
Face amount	1,457,500	-
Less: Debt discount, net of accretion (current)	(1,277,700)	-
Carrying value	179,800	-
Less: Current portion	(151,010)	-
Net debentures – long-term	$28,790	$-

	2014	2013
January 2012 Debentures	$-	$142,668
January 2013 Debentures	-	70,000
LOC Convertible Debenture	424,078	448,475
Debentures – related party	150,000	-
Total	574,078	661,143
Less: Debt Discount, net of accretion	(76,492)	(149,678)
	$497,586	$511,465